CONSOLIDATED VARIABLE INTEREST ENTITIES (Details) $ in Millions	12 Months Ended
	Dec. 31, 2017 USD ($) item	Dec. 31, 2016 USD ($)
Assets
Restricted cash and cash equivalents	$ 227	$ 114
Vistana's outstanding securitization transactions
Consolidated variable interest entities
Number of outstanding securitization transactions | item	3
Excess cash flows	$ 50
Assets
Restricted cash and cash equivalents	20	34
Interest receivable	4	3
Vacation ownership notes receivable, net	559	429
Total	583	466
Liabilities
Interest payable	1	1
Securitized debt	575	430
Total	$ 576	$ 431